(Loss) Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss)	$ (9,075,353)	$ (61,995,758)		$ (3,818,737)
Weighted average number of common stock outstanding-basic and diluted	6,406,146	4,422,837	[1]	4,422,837	[1]
(Loss) per share - Basic and diluted:	$ (1.42)	$ (14.02)	[1]	$ (0.85)	[1]

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.